Interest in significant operating subsidiaries (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of subsidiaries
Assets to which significant restrictions apply	R 0
Sasol Mining Holdings (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Technology (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Financing Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Investment Company (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol South Africa Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol South Africa Limited | SSA (Tier 2 and Khanyisa Public)
Disclosure of subsidiaries
Percentage of equity owned	18.40%
Sasol Middle East and India (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Africa (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Oil (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	75.00%	75.00%
Sasol Financing International Limited
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Germany GmbH
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Italy SpA
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Mining (Pty) Ltd
Disclosure of subsidiaries
Percentage of equity owned	90.00%	90.00%
Sasol Chemicals (USA) LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%
Sasol Financing USA LLC
Disclosure of subsidiaries
Percentage of equity owned	100.00%	100.00%